Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (1,287,000)	$ (1,435,000)	$ (12,478,000)	$ (10,479,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	131,000	116,000	458,000	464,000
Stock-based compensation expense	250,000	347,000	1,538,000	1,693,000
Common stock issued for services	25,000	39,000	191,000	240,000
Fair value of warrant liability in excess of proceeds			1,780,000	1,390,000
Financing transaction costs			552,000	738,000
Change in fair value of warrant liability	(679,000)	(623,000)	(2,405,000)	754,000
Warrant exchange inducement expense	3,445,000		3,445,000
Allowance for doubtful accounts				23,000
Allowance for inventory obsolescence	(98,000)	4,000	67,000	90,000
Allowance for sales returns				10,000
Loss on disposal of fixed assets			9,000	68,000
Impairment of intangible assets	52,000	36,000	92,000	52,000
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable	17,000	(195,000)	(147,000)	(55,000)
(Increase) decrease in inventory	(53,000)	8,000	(215,000)	(260,000)
(Increase) decrease in prepaid assets and other assets	101,000	22,000	173,000	(202,000)
(Increase) decrease in restricted cash				(50,000)
(Increase) decrease in deposits	3,000		(21,000)	(13,000)
Increase (decrease) in accounts payable	1,095,000	(14,000)	138,000	(437,000)
Increase (decrease) in accrued liabilities	(326,000)	(338,000)	421,000	550,000
Increase (decrease) in deferred revenue		(3,000)	(3,000)	(230,000)
Increase (decrease) in related party payable	5,000	5,000	(10,000)	16,000
Net cash used in operating activities	(764,000)	(2,031,000)	(6,415,000)	(5,638,000)
Investing activities
Purchases of property and equipment	(15,000)	(13,000)	(290,000)	(167,000)
Proceeds from sale of property and equipment			1,000
Payments for patent licenses and trademarks	(152,000)	(143,000)	(698,000)	(729,000)
Net cash used in investing activities	(167,000)	(156,000)	(987,000)	(896,000)
Financing activities
Proceeds from issuance of common stock		1,104,000	3,649,000	6,538,000
Proceeds from issuance of preferred stock			2,500,000
Proceeds from exercise of warrants and options	431,000		339,000	2,386,000
Payment of offering costs		(169,000)	(218,000)	(801,000)
Net cash provided by financing activities	431,000	935,000	6,270,000	8,123,000
Net increase (decrease) in cash and cash equivalents	(500,000)	(1,252,000)	(1,132,000)	1,589,000
Cash and cash equivalents, beginning of period	1,111,000	2,243,000	2,243,000	654,000
Cash and cash equivalents, end of period	611,000	991,000	1,111,000	2,243,000
Supplemental disclosure of cash flow information
Cash paid for interest	1,000	$ 1,000	2,000	3,000
Warrant liability reclassified to equity upon warrant exchange	$ 3,031,000		3,031,000
Warrants issued for placement agent services			$ 552,000	$ 115,000